FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value Measurements [Line Items]
Investment in Parent Company	$ 576		$ 828		$ 172
Derivative related to Service Agreement	(406)		(470)		(1,436)
Total Financial Assets, net	170		358		(1,264)
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements [Line Items]
Investment in Parent Company	0	[1]	199	[1]	0	[1]
Derivative related to Service Agreement	0	[1]	0	[1]	0	[1]
Total Financial Assets, net	0	[1]	199	[1]	0	[1]
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements [Line Items]
Investment in Parent Company	576	[2]	629	[2]	172	[2]
Derivative related to Service Agreement	0	[2]	0	[2]	0	[2]
Total Financial Assets, net	576	[2]	629	[2]	172	[2]
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Investment in Parent Company	0		0		0
Derivative related to Service Agreement	(406)		(470)		(1,436)
Total Financial Assets, net	$ (406)		$ (470)		$ (1,436)

[1]	Represents the portion of the Parent Company's shares that has no trading restrictions.
[2]	Represents the portion of the Parent Company's shares that has trading restrictions.